REVENUES - Revenue from major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Revenue	$ 13,813	$ 12,493	$ 10,670
Customer A
Disclosure of major customers [line items]
Revenue	4,571	7,002	4,571
Customer B
Disclosure of major customers [line items]
Revenue	3,826	3,443	3,229
Customer C
Disclosure of major customers [line items]
Revenue	$ 5,416	$ 2,048	$ 2,870